CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Operating costs	$ 1,138,897	$ 1,252,982	$ 1,125,460	$ 6,943,312
Loss from operations	(1,138,897)	(1,252,982)	(1,125,460)	(6,943,312)
Other income (expense):
Change in fair value of warrant liability	72,693	(10,311,560)	(7,487,000)	12,722,918
Interest earned on cash and marketable securities held in Trust Account	7,714	40,113	91,362	66,897
Total other income (expense), net	80,407	(10,271,447)	(8,062,897)	12,789,815
Net loss	$ (1,058,490)	$ (11,524,429)	$ (9,188,357)	$ 5,846,503
Class A common stock
Other income (expense):
Weighted average shares outstanding of ordinary shares, basic	11,693,875	23,000,000	16,353,211	23,000,000
Basic net loss per share	$ (0.06)	$ (0.40)	$ (0.42)	$ 0.20
Weighted average shares outstanding of ordinary shares, diluted	11,693,875	23,000,000	16,353,211	23,000,000
Diluted net loss per share	$ (0.06)	$ (0.40)	$ (0.42)	$ 0.20
Class B common stock
Other income (expense):
Weighted average shares outstanding of ordinary shares, basic	5,750,000	5,750,000	5,529,817	5,750,000
Basic net loss per share	$ (0.06)	$ (0.40)	$ (0.42)	$ 0.20
Weighted average shares outstanding of ordinary shares, diluted	5,750,000	5,750,000	5,529,817	5,750,000
Diluted net loss per share	$ (0.06)	$ (0.40)	$ (0.42)	$ 0.20